Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
ASSETS
Cash and due from banks (Note 8)		¥ 32,648,387	¥ 25,682,741
Interest-earning deposits in other banks (Notes 8 and 32)		43,209,662	38,327,029
Cash, due from banks and interest-earning deposits in other banks		75,858,049	64,009,770	[1]
Call loans and funds sold		896,360	704,237
Receivables under resale agreements (Notes 15 and 32)		5,725,921	8,188,146
Receivables under securities borrowing transactions (Notes 15 and 32)		9,268,756	11,002,724
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,175,242 and ¥6,558,587 in 2017 and 2018) (including ¥14,957,135 and ¥15,007,706 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 15, 24 and 32)		35,186,689	41,320,049
Investment securities (Notes 3, 8 and 32):
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥11,133,433 and ¥11,360,089 in 2017 and 2018)		39,504,698	39,090,099
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥446,146 and ¥414,857 in 2017 and 2018) (fair value of ¥3,637,751 and ¥3,620,672 in 2017 and 2018)		3,582,941	3,587,321
Other investment securities		566,610	556,161
Total investment securities		43,654,249	43,233,581
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,010,730 and ¥898,186 in 2017 and 2018) (Notes 4 and 8)	[2]	117,035,895	118,214,972
Allowance for credit losses (Note 4)		(764,124)	(1,182,188)
Net loans		116,271,771	117,032,784
Premises and equipment-net (Note 5)		1,013,588	994,271
Accrued interest		324,624	281,752
Customers' acceptance liability		183,084	156,208
Intangible assets-net (Notes 2 and 6)		1,011,119	1,020,359
Goodwill (Notes 2 and 6)		441,334	450,143
Deferred tax assets (Notes 7 and 14)		68,704	76,452
Other assets (Notes 8, 13, 14 and 32)		10,666,064	8,714,543
Total assets		300,570,312	297,185,019
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing		24,406,759	23,098,886
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing		125,195,310	121,741,545
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing		5,455,677	6,387,219
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing		40,616,847	39,173,973
Total deposits		195,674,593	190,401,623
Call money and funds purchased (Notes 8 and 10)		2,452,543	1,974,977
Payables under repurchase agreements (Notes 8, 15 and 16)		18,134,594	17,693,415
Payables under securities lending transactions (Notes 8, 15 and 16)		8,170,218	5,549,004
Due to trust account (Note 11)		3,386,158	3,335,155
Other short-term borrowings (including ¥112,424 and ¥264,783 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 12 and 32)		6,881,124	7,969,521
Trading account liabilities (Notes 15, 24 and 32)		12,222,331	18,790,133
Obligations to return securities received as collateral (Notes 15, 16 and 32)		3,176,962	3,516,232
Bank acceptances outstanding		183,084	156,208
Accrued interest		165,921	147,351
Long-term debt (including ¥377,423 and ¥333,985 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 12 and 32)		27,069,556	26,131,527
Other liabilities (Notes 1, 7, 8, 13, 14 and 27)		7,407,413	6,755,165
Total liabilities		284,924,497	282,420,311
Commitments and contingent liabilities (Notes 25 and 27)
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock (Notes 17 and 18)-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares and 13,900,028,020 shares in 2017 and 2018, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,740,165	5,956,644
Retained earnings (Notes 19 and 36):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		4,945,733	3,931,612
Accumulated other comprehensive income, net of taxes (Note 20)		2,477,315	2,281,423
Treasury stock, at cost-739,564,216 common shares and 737,772,882 common shares in 2017 and 2018		(522,872)	(513,988)
Total Mitsubishi UFJ Financial Group shareholders' equity		14,970,182	13,985,532
Noncontrolling interests (Note 21)		675,633	779,176
Total equity		15,645,815	14,764,708
Total liabilities and equity		300,570,312	297,185,019
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)		130	186
Interest-earning deposits in other banks (Notes 8 and 32)		23,161	12,048
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,175,242 and ¥6,558,587 in 2017 and 2018) (including ¥14,957,135 and ¥15,007,706 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 15, 24 and 32)		477,583	539,809
Investment securities (Notes 3, 8 and 32):
Total investment securities		1,952,683	1,637,587
Net loans		16,550,107	12,713,190
All other assets		187,329	271,041
Total assets		19,190,993	15,173,861
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings (including ¥112,424 and ¥264,783 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 12 and 32)		28,451	22,044
Long-term debt (including ¥377,423 and ¥333,985 measured at fair value under the fair value option in 2017 and 2018) (Notes 8, 12 and 32)		510,948	547,971
All other liabilities		84,040	49,447
Total liabilities		¥ 623,439	¥ 619,462

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[2]	The above table includes loans held for sale of ¥185,940 million and ¥226,923 million at March 31, 2017 and 2018, respectively.